Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (93.2%)
Data Center REITs (7.8%)
	Equinix Inc.	3,854,308	2,812,257
	Digital Realty Trust Inc.	11,382,010	1,415,467
			4,227,724
Diversified REITs (1.8%)
	WP Carey Inc.	8,815,706	472,963
	Essential Properties Realty Trust Inc.	6,135,597	134,676
	Broadstone Net Lease Inc.	7,717,944	109,209
[1]	Global Net Lease Inc.	7,907,271	62,784
	Alexander & Baldwin Inc.	2,992,280	47,278
	Empire State Realty Trust Inc. Class A	5,585,361	45,186
	American Assets Trust Inc.	2,127,581	37,764
	Armada Hoffler Properties Inc.	2,798,053	27,869
	Gladstone Commercial Corp.	1,647,139	19,683
	One Liberty Properties Inc.	704,840	12,969
[1]	NexPoint Diversified Real Estate Trust	1,315,616	10,367
			980,748
Health Care REITs (7.3%)
	Welltower Inc.	19,733,809	1,649,944
	Ventas Inc.	16,486,925	700,035
	Healthpeak Properties Inc.	22,540,483	350,504
	Omega Healthcare Investors Inc.	9,659,538	319,731
	Healthcare Realty Trust Inc. Class A	15,693,312	225,199
	Sabra Health Care REIT Inc.	9,531,022	130,003
[1]	Medical Properties Trust Inc.	24,662,621	117,887
	Physicians Realty Trust	9,828,864	106,741
	National Health Investors Inc.	1,788,802	89,512
	CareTrust REIT Inc.	4,101,106	88,256
	LTC Properties Inc.	1,706,190	53,933
	Community Healthcare Trust Inc.	1,029,513	29,516
	Global Medical REIT Inc.	2,565,451	22,217
	Universal Health Realty Income Trust	540,582	20,780
	Diversified Healthcare Trust	6,938,548	14,363
			3,918,621
Hotel & Resort REITs (2.4%)
	Host Hotels & Resorts Inc.	29,312,416	453,756
	Ryman Hospitality Properties Inc.	2,336,618	200,015
	Apple Hospitality REIT Inc.	8,969,282	140,638
	Park Hotels & Resorts Inc.	8,888,913	102,489
	Sunstone Hotel Investors Inc.	8,110,446	75,427
	DiamondRock Hospitality Co.	8,647,907	66,848

		Shares	Market Value ($000)
	RLJ Lodging Trust	6,557,906	61,644
	Pebblebrook Hotel Trust	5,074,254	60,536
	Xenia Hotels & Resorts Inc.	4,511,469	52,469
	Service Properties Trust	6,818,322	49,433
	Summit Hotel Properties Inc.	4,424,321	24,953
	Chatham Lodging Trust	2,007,045	18,565
			1,306,773
Industrial REITs (10.5%)
	Prologis Inc.	38,058,161	3,834,360
	Rexford Industrial Realty Inc.	8,281,059	358,073
	EastGroup Properties Inc.	1,830,051	298,756
	Americold Realty Trust Inc.	11,133,783	291,928
	STAG Industrial Inc.	7,391,436	245,543
	First Industrial Realty Trust Inc.	5,449,178	230,500
	Terreno Realty Corp.	3,432,192	182,867
	LXP Industrial Trust	12,062,431	95,414
	Innovative Industrial Properties Inc.	1,154,681	82,941
	Plymouth Industrial REIT Inc.	1,596,144	31,827
	Industrial Logistics Properties Trust	2,436,639	6,092
			5,658,301
Multi-Family Residential REITs (7.7%)
	AvalonBay Communities Inc.	5,852,116	969,930
	Equity Residential	14,834,776	820,808
	Mid-America Apartment Communities Inc.	4,807,849	568,047
	Essex Property Trust Inc.	2,645,029	565,825
	UDR Inc.	12,888,216	409,974
	Camden Property Trust	4,400,271	373,495
	Apartment Income REIT Corp. Class A	6,147,398	179,566
	Independence Realty Trust Inc.	9,257,742	114,703
	Elme Communities	3,615,266	46,131
	Veris Residential Inc.	3,023,313	40,482
*	Apartment Investment & Management Co. Class A	5,515,381	32,320
	Centerspace	615,830	29,917
	NexPoint Residential Trust Inc.	951,479	25,680
			4,176,878
Office REITs (3.7%)
	Alexandria Real Estate Equities Inc.	6,773,644	630,829
	Boston Properties Inc.	6,139,544	328,895
	Kilroy Realty Corp.	4,585,853	131,064
[1]	Vornado Realty Trust	6,722,174	129,066
	Cousins Properties Inc.	6,252,056	111,724
	COPT Defense Properties	4,638,513	105,758
	Equity Commonwealth	4,523,085	85,667
	Douglas Emmett Inc.	6,999,777	78,468
	Highwoods Properties Inc.	4,347,189	77,771
[1]	SL Green Realty Corp.	2,653,721	77,728
[1]	JBG SMITH Properties	4,362,107	56,140
	Easterly Government Properties Inc. Class A	3,849,185	41,417
	Paramount Group Inc.	6,711,429	28,725
	Piedmont Office Realty Trust Inc. Class A	5,092,176	26,530
	Brandywine Realty Trust	7,081,542	26,485
	Hudson Pacific Properties Inc.	5,225,490	23,306
	Orion Office REIT Inc.	2,204,854	10,539
	Office Properties Income Trust	1,995,123	8,958
	City Office REIT Inc.	1,652,931	6,298

		Shares	Market Value ($000)
	Franklin Street Properties Corp.	3,398,479	5,913
*,2	New York REIT Liquidating LLC	1,208	9
			1,991,290
Other (13.0%)[3]
[4,5]	Vanguard Real Estate II Index Fund	399,825,875	7,004,949
Other Specialized REITs (5.3%)
	VICI Properties Inc. Class A	35,987,609	1,004,054
	Iron Mountain Inc.	12,018,444	709,930
	Gaming & Leisure Properties Inc.	10,812,539	490,781
	Lamar Advertising Co. Class A	3,604,996	296,583
	EPR Properties	3,101,129	132,418
	Four Corners Property Trust Inc.	3,586,723	76,397
	Outfront Media Inc.	6,119,739	59,729
	Uniti Group Inc.	9,834,301	45,238
	Safehold Inc.	1,904,094	30,980
	Gladstone Land Corp.	1,396,439	19,075
			2,865,185
Retail REITs (11.0%)
	Simon Property Group Inc.	13,076,026	1,436,925
	Realty Income Corp.	27,745,789	1,314,595
	Kimco Realty Corp.	25,549,744	458,362
	Regency Centers Corp.	6,849,138	412,729
	Federal Realty Investment Trust	3,023,145	275,681
	NNN REIT Inc.	7,503,773	272,612
	Brixmor Property Group Inc.	12,385,202	257,488
	Agree Realty Corp.	3,840,467	214,836
	Spirit Realty Capital Inc.	5,823,409	209,584
	Kite Realty Group Trust	9,036,079	192,649
[1]	Phillips Edison & Co. Inc.	4,835,567	170,744
[1]	Tanger Factory Outlet Centers Inc.	4,336,296	97,783
	SITE Centers Corp.	7,764,399	90,533
	Macerich Co.	8,867,441	86,192
	Urban Edge Properties	4,845,579	76,851
	InvenTrust Properties Corp.	2,781,888	69,825
	Retail Opportunity Investments Corp.	5,191,400	60,947
	Acadia Realty Trust	3,923,681	56,187
	Getty Realty Corp.	1,938,055	51,591
	RPT Realty	3,575,780	38,583
	NETSTREIT Corp.	2,508,997	35,753
	Saul Centers Inc.	542,274	18,855
	Alexander's Inc.	94,531	17,771
	CBL & Associates Properties Inc.	461,004	9,557
*,2	Spirit MTA REIT	2,071,263	—
			5,926,633
Self-Storage REITs (5.3%)
	Public Storage	6,521,122	1,556,657
	Extra Space Storage Inc.	8,704,117	901,659
	CubeSmart	9,260,509	315,691
	National Storage Affiliates Trust	3,458,370	98,633
			2,872,640
Single-Family Residential REITs (4.2%)
	Invitation Homes Inc.	25,218,498	748,737
	Sun Communities Inc.	5,127,098	570,338
	Equity LifeStyle Properties Inc.	7,290,465	479,713
	American Homes 4 Rent Class A	13,399,781	438,709

		Shares	Market Value ($000)
	UMH Properties Inc.	2,379,294	32,858
			2,270,355
Telecom Tower REITs (11.1%)
	American Tower Corp.	19,206,808	3,422,461
	Crown Castle Inc.	17,872,604	1,661,795
	SBA Communications Corp. Class A	4,464,892	931,510
			6,015,766
Timber REITs (2.1%)
	Weyerhaeuser Co.	30,179,581	865,852
	Rayonier Inc.	5,804,885	146,516
	PotlatchDeltic Corp.	3,294,541	141,171
			1,153,539
Total Equity Real Estate Investment Trusts (REITs) (Cost $58,060,805)			50,369,402
Real Estate Management & Development (6.2%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,443,727	67,335
	RMR Group Inc. Class A	642,091	14,460
			81,795
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,442,486	95,680
*	Forestar Group Inc.	821,907	19,520
			115,200
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	6,672,804	105,764
	Kennedy-Wilson Holdings Inc.	4,593,440	59,118
*,1	Seritage Growth Properties Class A	1,498,652	10,850
*,1	WeWork Inc. Class A	653,020	1,489
			177,221
Real Estate Services (5.5%)
*	CoStar Group Inc.	16,836,824	1,235,991
*	CBRE Group Inc. Class A	12,809,887	888,238
*	Jones Lang LaSalle Inc.	1,967,890	251,733
*	Zillow Group Inc. Class C	6,338,192	229,759
*	Zillow Group Inc. Class A	2,347,280	83,399
*	Cushman & Wakefield plc	6,549,985	48,273
[1]	eXp World Holdings Inc.	3,162,155	41,962
*	Opendoor Technologies Inc.	21,394,001	40,649
	Newmark Group Inc. Class A	6,001,893	34,031
	Marcus & Millichap Inc.	1,030,325	29,570
*	Compass Inc. Class A	13,311,568	26,357
*,1	Redfin Corp.	4,221,781	19,674
*	Anywhere Real Estate Inc.	4,097,953	19,137
	RE/MAX Holdings Inc. Class A	750,547	8,076
	Douglas Elliman Inc.	3,108,864	5,503
*,1	Offerpad Solutions Inc.	393,238	3,126
*,1	Doma Holdings Inc.	215,358	889
			2,966,367
Total Real Estate Management & Development (Cost $4,991,581)			3,340,583

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[6,7]	Vanguard Market Liquidity Fund (Cost $494,586)	5.420%	4,947,043	494,655
Total Investments (100.3%) (Cost $63,546,972)				54,204,640
Other Assets and Liabilities—Net (-0.3%)				(160,371)
Net Assets (100%)				54,044,269
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $166,844,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $178,228,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	1/31/24	GSI	30,930	(5.381)	95	—
Digital Realty Trust Inc.	8/30/24	BANA	45,383	(5.481)	1,052	—
Redfin Corp.	1/31/24	GSI	2,055	(5.331)	—	(428)
Simon Property Group Inc.	1/31/24	GSI	43,332	(5.381)	534	—
VICI Properties Inc. Class A	8/30/24	BANA	157,140	(5.981)	—	(4,996)
Welltower Inc.	8/30/24	BANA	61,440	(5.481)	996	—
					2,677	(5,424)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at October 31, 2023.
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	53,709,976	—	9	53,709,985
Temporary Cash Investments	494,655	—	—	494,655
Total	54,204,631	—	9	54,204,640

Derivative Financial Instruments
Assets
Swap Contracts	—	2,677	—	2,677
Liabilities
Swap Contracts	—	5,424	—	5,424
E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	399,890	NA2	NA2	45	(9)	12,256	—	494,655
Vanguard Real Estate II Index Fund	8,471,187	230,507	—	—	(1,696,745)	230,507	—	7,004,949
Total	8,871,077	230,507	—	45	(1,696,754)	242,763	—	7,499,604
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.